Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

May 1, 2014

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E (the "Registrant")
     Preference Plus(R) and Financial Freedom Account Group and Individual Deferred Annuity and Income Annuity Contracts
     File Nos. 002-90380/811-04001
     Rule 497(j) Certification
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Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The forms of prospectus for the MetLife Preference Plus Account (APPA) and the MetLife Preference Plus Account for Enhanced Contracts (CPPA), the Statement of Additional Information, and the supplement to the VestMet Prospectus dated May 1, 1995 that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement filed with the Securities and Exchange Commission, and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Sincerely,

/s/ Myra L. Saul
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Myra L. Saul
Associate General Counsel
Metropolitan Life Insurance Company